Financial Instruments and Risk Management - Schedule of Credit Risk of Group’s Financial Assets of Current Reporting period (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Financial Assets, Gross	$ 21,611	$ 16,728
Financial Assets, ECL	(12,721)	(12,699)
Financial Assets	8,890	4,029
Trade and other receivables [Member]
Financial assets
Financial Assets, Gross	5,605	4,684
Financial Assets, ECL	(2,275)	(2,253)
Financial Assets	3,330	2,431
Cash and cash equivalents [Member]
Financial assets
Financial Assets, Gross	1,887	698
Financial Assets, ECL
Financial Assets	1,887	698
Staff loan receivables [Member]
Financial assets
Financial Assets, Gross	98	135
Financial Assets, ECL
Financial Assets	98	135
Excise duty indemnification [Member]
Financial assets
Financial Assets, Gross	3,575
Financial Assets, ECL
Financial Assets	3,575
Amounts due from related parties [Member]
Financial assets
Financial Assets, Gross		11,211
Financial Assets, ECL		(10,446)
Financial Assets		$ 765
Amounts due from related parties [Member]
Financial assets
Financial Assets, Gross	10,446
Financial Assets, ECL	(10,446)
Financial Assets